Deferred Tax Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets, non-current
Unpaid accrued expenses	$ 50,600	$ 52,474
Warranty	49,090
Allowance for doubtful accounts	79,639	41,434
Others	424,735	424,343
Deferred tax assets	604,064	518,251
Less: valuation allowance
Deferred tax assets, non-current	$ 604,064	$ 518,251